Property, Plant and Equipment - Schedule of Estimated Useful Lives of Assets (Detail)	12 Months Ended
Mar. 31, 2024
Buildings | Bottom of Range
Disclosure Of Property Plant And Equipment [Line Items]
Useful lives (in years)	22 years
Buildings | Top of Range
Disclosure Of Property Plant And Equipment [Line Items]
Useful lives (in years)	25 years
Plant and Machinery
Disclosure Of Property Plant And Equipment [Line Items]
Useful lives (in years)	5 years [1]
Computer Equipment | Bottom of Range
Disclosure Of Property Plant And Equipment [Line Items]
Useful lives (in years)	3 years
Computer Equipment | Top of Range
Disclosure Of Property Plant And Equipment [Line Items]
Useful lives (in years)	5 years
Furniture and Fixtures
Disclosure Of Property Plant And Equipment [Line Items]
Useful lives (in years)	5 years
Vehicles
Disclosure Of Property Plant And Equipment [Line Items]
Useful lives (in years)	5 years
Leasehold Improvements
Disclosure Of Property Plant And Equipment [Line Items]
Useful lives (in years)	Lower of useful life of the asset or lease term

[1]	Includes solar plant with a useful life of 25 years